MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2020
1
The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 94.0%
Communication Services - 1.8%
12,500 Meredith Corp. $ 179,500
1,500 Verizon Communications, Inc. 86,220
265,720
Consumer Discretionary - 17.5%
25,000 El Pollo Loco Holdings, Inc.
(a)
494,000
7,500 Hasbro, Inc. 545,700
1,000 Starbucks Corp. 76,530
22,500 Tapestry, Inc. 300,600
4,750 Target Corp. 597,930
6,500 Williams-Sonoma, Inc. 566,280
2,581,040
Consumer Staples - 12.9%
9,500 General Mills, Inc. 601,065
5,500 The Coca-Cola Co. 259,820
3,000 The Procter & Gamble Co. 393,360
18,982 United-Guardian, Inc. 273,720
9,000 Walgreens Boots Alliance, Inc. 366,390
1,894,355
Energy - 2.5%
6,000 Phillips 66 372,120
Financials - 6.6%
2,000 American Express Co. 186,640
5,500 CB Financial Services, Inc. 95,150
10,000 Equitable Holdings, Inc. 204,600
7,500 MetLife, Inc. 283,875
12,000 Old Republic International Corp. 192,840
963,105
Health Care - 14.7%
5,000 AbbVie, Inc. 474,550
1,000 Eli Lilly and Co. 150,290
6,000 Hologic, Inc.
(a)
418,680
1,000 NeoGenomics, Inc.
(a)
38,230
5,000 PerkinElmer, Inc. 594,550
5,000 Phibro Animal Health Corp.,
Class A 115,975
1,000 Teleflex, Inc. 373,100
2,165,375
Industrials - 17.9%
12,500 Cubic Corp. 525,000
2,500 Douglas Dynamics, Inc. 88,375
7,000 Emerson Electric Co. 434,070
6,000 Fortune Brands Home & Security,
Inc. 459,000
16,000 Healthcare Services Group, Inc. 419,040
3,500 Hubbell, Inc. 472,395
1,000 Raytheon Technologies Corp. 56,680
6,000 The Gorman-Rupp Co. 181,560
2,636,120
Materials - 3.3%
7,500 GCP Applied Technologies, Inc.
(a)
171,150
2,500 International Flavors &
Fragrances, Inc. 314,875
486,025
Technology - 15.1%
5,000 Badger Meter, Inc. 313,000
4,500 Brooks Automation, Inc. 245,025
12,000 Canon, Inc., ADR 194,040
1,000 Cognizant Technology Solutions
Corp., Class A 68,320
15,000 Corning, Inc. 465,000
2,000 F5 Networks, Inc.
(a)
271,800
Shares Security Description Value
Technology - 15.1% (continued)
12,000 Seagate Technology PLC $ 542,640
1,000 Texas Instruments, Inc. 127,550
2,227,375
Utilities - 1.7%
6,000 National Fuel Gas Co. 243,420
Total Common Stock (Cost $12,250,599) 13,834,655
Shares Security Description Value
Money Market Fund - 6.5%
959,289 Dreyfus Treasury
Securities Cash
Management,
Institutional Shares,
1.43%
(b)
(Cost
$959,289) 959,289
Investments, at value - 100.5% (Cost $13,209,888) $ 14,793,944
Other Assets & Liabilities, Net - (0.5)% (66,584)
Net Assets - 100.0% $ 14,727,360
ADR American Depositary Receipt
PLC Public Limited Company
(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of July 31,
2020.

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2020
2
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 13,834,655
Level 2 - Other Significant Observable Inputs 959,289
Level 3 - Significant Unobservable Inputs –
Total $ 14,793,944